19 Reconciliation of borrowing activities in the statement of cash flow (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Borrowings [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	R$ 24,898,156
Acquired	20,586,103
Payments	(17,402,284)
Cash used in financing activities	3,183,819
Other changes
Interest paid	(1,440,754)
Interest and monetary and exchange variations, net	2,292,120
Currency translation adjustments	83,635
Total other changes	935,001
Ending balance	29,016,976
Debentures [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	294,509
Payments	(23,125)
Cash used in financing activities	(23,125)
Other changes
Interest paid	(22,488)
Interest and monetary and exchange variations, net	25,671
Total other changes	3,183
Ending balance	274,567
Total Borrowings and Debentures [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	25,192,665
Acquired	20,586,103
Payments	(17,425,409)
Cash used in financing activities	3,160,694
Other changes
Interest paid	(1,463,242)
Interest and monetary and exchange variations, net	2,317,791
Currency translation adjustments	83,635
Total other changes	938,184
Ending balance	29,291,543
Braskem Idesa Financing [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	10,504,592
Acquired	3,497,622
Payments	(4,398,453)
Cash used in financing activities	(900,831)
Other changes
Interest paid	(646,827)
Interest and monetary and exchange variations, net	203,450
Currency translation adjustments	821,342
Total other changes	377,965
Ending balance	9,981,726
Lease [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	100,557
Payments	(454,190)
Cash used in financing activities	(454,190)
Other changes
Interest paid	(128,376)
Interest and monetary and exchange variations, net	121,061
Initial adoption on January 1, 2019	2,191,908
Acquired	911,619
Disposal	(122,488)
Currency translation adjustments	56,805
Total other changes	3,030,529
Ending balance	2,676,896
Dividends [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	672,395
Payments	(668,904)
Cash used in financing activities	(668,904)
Other changes
Additional dividends of subsidiary	5,125
Prescribed dividends	(2,009)
Other	(105)
Total other changes	3,011
Ending balance	6,502
Other Financial Liabilities [Member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Acquired	499,999
Cash used in financing activities	499,999
Other changes
Interest and monetary and exchange variations, net	16,934
Total other changes	16,934
Ending balance	R$ 516,933